UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9545

Seligman Asset Allocation Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Asset Allocation Series, Inc.
Schedules of Investments (unaudited)
September 30, 2008

Seligman Asset Allocation Aggressive Growth Fund†

	Shares	Value

Domestic Equity Funds 60.6%
Seligman Capital Fund*	196,499	$3,704,006
Seligman Communications and Information Fund*	91,517	2,826,960
Seligman Frontier Fund*ø	58,022	540,765
Seligman Growth Fund*	131,037	513,665
Seligman Large-Cap Value Fund	44,457	576,163
Seligman Smaller-Cap Value Fund*ø	193,614	2,282,708

		10,444,267

Global Equity Funds 35.1%
Seligman Emerging Markets Fund*ø	172,670	1,740,514
Seligman Global Smaller Companies Fund*ø	309,865	3,489,080
Seligman International Growth Fund*ø	80,978	824,356

		6,053,950

REIT Fund 5.6%
Seligman LaSalle Global Real Estate Fund	210,051	966,235

Total Investments In Underlying Funds 101.3%		17,464,452
Other Assets Less Liabilities (1.3)%		(219,674)

Net Assets 100.0%		$17,244,778

Seligman Asset Allocation Growth Fund†

	Shares	Value

Domestic Equity Funds 58.2%
Seligman Capital Fund*	200,917	$3,787,285
Seligman Communications and Information Fund*	81,354	2,513,025
Seligman Frontier Fund*ø	79,901	744,677
Seligman Growth Fund*	579,660	2,272,267
Seligman Large-Cap Value Fund	177,807	2,304,379
Seligman Smaller-Cap Value Fund*ø	254,668	3,002,536

		14,624,169

Global Equity Funds 31.7%
Seligman Emerging Markets Fund*ø	254,488	2,565,239
Seligman Global Smaller Companies Fund*ø	369,622	4,161,944
Seligman International Growth Fund*ø	122,196	1,243,955

		7,971,138

REIT Fund 10.1%
Seligman LaSalle Global Real Estate Fund	548,486	2,523,036

Total Investments In Underlying Funds 100.0%		25,118,343
Other Assets Less Liabilities 0.0%		(4,479)

Net Assets 100.0%		$25,113,864

Seligman Asset Allocation Moderate Growth Fund†

	Shares	Value

Domestic Equity Funds 55.6%
Seligman Capital Fund*	301,383	$5,681,070
Seligman Communications and Information Fund*	93,559	2,890,037
Seligman Growth Fund*	653,242	2,560,709
Seligman Large-Cap Value Fund	197,032	2,553,535
Seligman Smaller-Cap Value Fund*ø	170,331	2,008,203

		15,693,554

Fixed-Income Fund 10.2%
Seligman High-Yield Fund	1,120,235	2,890,206

Global Equity Funds 24.8%
Seligman Emerging Markets Fund*ø	141,904	1,430,392
Seligman Global Smaller Companies Fund*ø	250,305	2,818,434
Seligman International Growth Fund*ø	270,120	2,749,822

		6,998,648

REIT Fund 10.0%
Seligman LaSalle Global Real Estate Fund	615,897	2,833,126

Total Investments In Underlying Funds 100.6%		28,415,534
Other Assets Less Liabilities (0.6)%		(167,395)

Net Assets 100.0%		$28,248,139

Seligman Asset Allocation Balanced Fund†

	Shares	Value

Domestic Equity Funds 45.2%
Seligman Capital Fund*	72,001	$1,357,219
Seligman Common Stock Fundø	188,960	1,524,907
Seligman Growth Fund*	421,016	1,650,383
Seligman Large-Cap Value Fund	131,179	1,700,079

		6,232,588

Fixed-Income Funds 29.7%
Seligman Cash Management Fund	703,448	703,448
Seligman Core Fixed Income Fund	206,592	1,369,705
Seligman High-Yield Fund	517,241	1,334,481
Seligman U.S. Government Securities Fund	99,217	692,535

		4,100,169

Global Equity Fund 9.6%
Seligman International Growth Fund*ø	129,787	1,321,232

REIT Fund 15.9%
Seligman LaSalle Monthly Dividend Real Estate Fundø	383,002	2,198,432

Total Investments In Underlying Funds 100.4%		13,852,421
Other Assets Less Liabilities (0.4)%		(60,583)

Net Assets 100.0%		$13,791,838

*	Non-incoming producing security.

Ø	Security paid capital gain distributions in the twelve months ended September 30, 2008.

†

The Fund invests in certain securities of open-end registered investment companies that are part of the same group of investment companies (the Seligman Group). As defined under the Investment Company Act of 1940, as amended, an affiliated issuer is one in which a fund owns 5% or more of the outstanding voting securities, or an issuer which is under common ownership or control. The Fund and each of the investment companies in which the Fund invests may be deemed to be affiliates of one another. A summary of each Fund’s transactions in the securities of affiliated issuers during the nine months ended September 30, 2008 is as follows:

				Value
	Purchase Cost	Sales Proceeds	Dividend Income
Affiliated Issuer				9/30/08	12/31/07

Aggressive Growth Fund

Seligman Capital Fund	$426,933	$638,576	$—	$3,704,006	$5,289,316
Seligman Communications and Information Fund	223,179	600,828	—	2,826,960	3,889,677
Seligman Frontier Fund	70,077	82,505	—	540,765	697,044
Seligman Growth Fund	28,325	67,047	—	513,665	723,993
Seligman Large-Cap Value Fund	60,854	87,692	—	576,163	730,139
Seligman Smaller-Cap Value Fund	359,227	350,147	40,301	2,282,708	3,073,404
Seligman Emerging Markets Fund	299,561	97,498	—	1,740,514	2,390,916
Seligman Global Smaller Companies Fund	321,967	209,241	33,252	3,489,080	4,803,150
Seligman International Growth Fund	258,017	65,362	—	824,356	1,180,863
Seligman LaSalle Global Real Estate Fund††	186,905	153,742	16,134	966,235	1,172,643

Total	$2,235,045	$2,352,638	$89,687	$17,464,452	$23,951,145

Growth Fund

Seligman Capital Fund	$501,012	$1,011,612	$—	$3,787,285	$5,692,210
Seligman Communications and Information Fund	320,875	900,225	—	2,513,025	3,728,396
Seligman Frontier Fund	74,205	238,532	—	744,677	1,132,153
Seligman Growth Fund	257,504	613,834	—	2,272,267	3,383,959
Seligman Large-Cap Value Fund	198,057	671,732	—	2,304,379	3,327,099
Seligman Smaller-Cap Value Fund	535,293	898,506	53,317	3,002,536	4,469,540
Seligman Emerging Markets Fund††	743,223	729,838	—	2,565,239	3,800,704
Seligman Global Smaller Companies Fund††	261,149	746,345	40,943	4,161,944	6,412,298
Seligman International Growth Fund††	413,438	238,741	—	1,243,955	1,891,005
Seligman LaSalle Global Real Estate Fund††	696,348	1,247,638	48,219	2,523,036	3,761,616

Total	$4,001,104	$7,297,003	$142,479	$25,118,343	$37,598,980

Moderate Growth Fund

Seligman Capital Fund	$1,181,846	$2,234,895	$—	$5,681,070	$8,842,282
Seligman Communications and Information Fund	469,119	1,336,139	—	2,890,037	4,501,794
Seligman Growth Fund	348,291	952,941	—	2,560,709	4,026,196
Seligman Large-Cap Value Fund	360,655	1,189,660	—	2,553,535	4,005,455
Seligman Smaller-Cap Value Fund	353,064	664,744	35,103	2,008,203	3,048,983
Seligman High-Yield Fund	699,852	1,452,432	247,679	2,890,206	4,370,584
Seligman Emerging Markets Fund	469,946	534,980	—	1,430,392	2,189,430
Seligman Global Smaller Companies Fund	337,336	594,814	27,180	2,818,434	4,252,863
Seligman International Growth Fund††	845,524	596,914	—	2,749,822	4,368,828
Seligman LaSalle Global Real Estate Fund††	949,462	1,573,623	54,400	2,833,126	4,242,195

Total	$6,015,095	$11,131,142	$364,362	$28,415,534	$43,848,610

Balanced Fund

Seligman Capital Fund	$371,027	$383,511	$—	$1,357,219	$1,850,664
Seligman Common Stock Fund	262,549	134,944	83,877	1,524,907	2,009,093
Seligman Growth Fund	401,495	436,525	—	1,650,383	2,205,988
Seligman Large-Cap Value Fund	212,622	321,769	—	1,700,079	2,181,955
Seligman Cash Management Fund	147,513	350,900	8,937	703,448	906,835
Seligman Core Fixed Income Fund††	354,026	715,808	53,206	1,369,705	1,828,985
Seligman High-Yield Fund	224,578	379,010	112,227	1,334,481	1,813,671
Seligman U.S. Government Securities Fund	164,023	384,544	19,892	692,535	908,142
Seligman International Growth Fund††	457,466	148,927	—	1,321,232	1,869,080
Seligman LaSalle Monthly Dividend Real Estate Fund††	460,580	904,708	90,293	2,198,432	2,693,120

Total	$3,055,879	$4,160,646	$368,432	$13,852,421	$18,267,533

††	Fund’s holdings representing 5% or more of the outstanding voting securities.

At September 30, 2008, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)

Aggressive Growth Fund	$ 19,776,718	$ 603,508	$ (2,915,774)	$ (2,312,266)
Growth Fund	30,219,456	233,165	(5,334,278)	(5,101,113)
Moderate Growth Fund	33,820,758	390,203	(5,795,427)	(5,405,224)
Balanced Fund	16,649,212	166,133	(2,962,924)	(2,796,791)

Notes to Schedules of Investments (unaudited)

Organization — Seligman Asset Allocation Series, Inc. (the “Series”, formerly Seligman Time Horizon/Harvester Series, Inc.) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Series consists of four separate Funds: Seligman Asset Allocation Aggressive Growth Fund (“Aggressive Growth Fund,” formerly Seligman Time Horizon 30 Fund), Seligman Asset Allocation Growth Fund (“Growth Fund,” formerly Seligman Time Horizon 20 Fund), Seligman Asset Allocation Moderate Growth Fund (“Moderate Growth Fund,” formerly Seligman Time Horizon 10 Fund), and Seligman Asset Allocation Balanced Fund (“Balanced Fund,” formerly Seligman Harvester Fund). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings maturing in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurements — On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	Aggressive Growth Fund	Growth Fund	Moderate Growth Fund	Balanced Fund

Level 1 - Quoted Prices	$17,464,452	$25,118,343	$28,415,534	$13,852,421
Level 2 - Other Significant Observable Inputs	0	0	0	0
Level 3 - Significant Unobservable Inputs	0	0	0	0

Total	$17,464,452	$25,118,343	$28,415,534	$13,852,421

Risk — The following risks apply to some or all of the Underlying Funds in which the Funds invest. An Underlying Fund may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of an Underlying Fund investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in emerging market companies should be considered speculative. Investments in real estate securities may be subject to specific risks, such as risks of general and local economic conditions, and risks related to individual properties. To the extent that a Fund has a substantial percentage of its assets exposed to an industry through its investment in the Underlying Funds, the Fund’s performance may be negatively affected if that industry falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

Subsequent Events – On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Manager. With the Acquisition completed and shareholders of each Fund having previously approved (at Special Meetings held earlier in November 2008) a new investment management services agreement between the Series (with respect to each Fund of the Series) and RiverSource Investments, RiverSource Investments is the new investment manager of the Funds effective November 7, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN ASSET ALLOCATION SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN ASSET ALLOCATION SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.